Concentration, Risk and Uncertainties (Tables)	6 Months Ended
Dec. 31, 2025
Concentration, Risk and Uncertainties [Abstract]
Schedule of Concentration, Risk and Uncertainties

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable as of December 31, 2025 and June 30, 2025.

	As of
	December 31, 2025	June 30, 2025
Percentage of the Company’s accounts receivable
Customer A	76%	-
Customer B	16%
Customer C	-	50%
Customer D	-	20%
Customer E	-	18%

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total sales:

	For the six-months ended December 31,
	2025	2024
Percentage of the Company’s sales
Customer F	11%	-

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s accounts payable as of December 31, 2025 and June 30, 2025.

	As of
	December 31, 2025	June 30, 2025
Percentage of the Company’s accounts payable
Supplier A	98%	86%
Supplier B	-	12%

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total purchases:

	For the six-months ended December 31,
	2025	2024
Percentage of the Company’s purchase
Supplier C	*	11%
Supplier D	*	17%
Supplier E	12%	*
Supplier F	12%	*
Supplier G	12%	*

*	Less than 10% of total purchase